INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Total	R$ 578,003	R$ 462,053
Gross carrying amount
INVENTORIES
Materials for resale	539,822	413,843
Materials for consumption	41,584	61,819
Other inventories	24,115	30,013
Total	605,521	505,675
Estimated losses for impairment or obsolescence
INVENTORIES
Total	R$ (27,518)	R$ (43,622)